Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Lease right-of-use assets	$ 21,950	$ 22,428
Lease liabilities	6,035	6,081
Lease liabilities	16,970	17,151
Total operating lease liabilities	$ 23,005
Inmobiliaria Buenaventuras, S.A. de C.V.
Lessee, Lease, Description [Line Items]
Lease right-of-use assets		134
Lease liabilities		108
Lease liabilities		26
Total operating lease liabilities		$ 134